SUBSEQUENT EVENTS (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
Number of shares cancelled	(24,349,911,000)	(14,046,652,000)
Share capital reduction	R$ 1,500,000
Refunding to shareholders	R$ 0.90766944153
Capital	R$ 63,571,416	R$ 63,571,416
Not later than one month [member]
SUBSEQUENT EVENTS
Capital	R$ 62,071,416